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May 1, 2006

Office of Document Control, Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: ICM Series Trust
    File Nos. 333-40819; 811-08507
    CIK: 0001049629

Ladies and Gentlemen:

On behalf of ICM Series Trust, a Massachusetts business trust (the "Registrant"), enclosed please find, pursuant to Rule 485(b) of the Securities Act of 1933 (the "1933 Act"), Post-Effective Amendment No. 13 (No. 13 under the Investment Company Act of 1940, as amended) to Registrant's Registration Statement on Form N-1A.

This filing is being filed to include updated financials and performance information as of December 31, 2005, as well as other certain non-material changes. The undersigned hereby represents that this amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

If you have any questions concerning this filing, please do not hesitate to contact Margaret Gallardo-Cortez at Citigroup Global Transaction Services at 207.822.6116.

Sincerely,

/s/ Allison R. Beakley, Esq.
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Allison R. Beakley, Esq.